Contingencies	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contingencies
12. Contingencies
Except as set forth below, we know of no material, existing or pending, legal proceedings against our Company, nor are we involved as a plaintiff in any material proceeding or pending litigation. There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial stockholder, is an adverse party or has a material interest adverse to our interest.
On December 17, 2019
, GreenPower Motor Company Inc., a public company incorporated under the laws of British Columbia (“GreenPower”), of which Phillip W. Oldridge, the Company’s Chief Executive Officer and Chairman of the Board, and a member of its board of directors, previously served as a senior officer and a member of its board of directors, filed a notice of civil claim, captioned GreenPower Motor Company Inc. v. Phillip Oldridge et al., Action No
.
S-1914285
,
in the Supreme Court of British Columbia, against Phillip Oldridge, his trust, EVTDS and certain other companies affiliated therewith. The notice of civil claim alleges that Mr. Oldridge breached certain fiduciary duties owed to GreenPower by working with certain parties in direct competition with and at the expense of GreenPower. GreenPower alleges that the Company conspired with Mr. Oldridge to build its business, competing products and unfairly compete with GreenPower. GreenPower seeks general damages, special damages and punitive damages, plus interest and costs against EVTDS. On February 2, 2020
, the Company and the other companies affiliated therewith named in the notice of civil claim filed a response to the civil claim in which they denied certain of the allegations and asserted that certain other facts were outside of their knowledge. Fact discovery, through document disclosure and examinations for discoveries, in this matter remain ongoing. We believe that the lawsuit is without merit and intend to vigorously defend the action.
On or about July 18, 2021, GreenPower and GP Greenpower Industries Inc., (collectively “the GreenPower entities”) filed a counterclaim against David Oldridge, Phillip Oldridge, the Company and other companies in Supreme Court of British Columbia Action No. S207532. The counterclaim alleges that David Oldridge, Phillip Oldridge, the Company and other companies committed the tort of abuse of process by causing 42 Design Works Inc., to commence a lawsuit against the GreenPower entities. Additionally, GreenPower entities also advanced claims against David Oldridge, Phillip Oldridge, the Company and other companies for conspiracy. The pleadings in this lawsuit have not closed and we intend to vigorously defend the counterclaim.
On February 8, 2022, GreenPower Motor Company, Inc., a Delaware Corporation, and GreenPower Motor Company Inc., a Canadian Corporation, filed a complaint captioned GreenPower Motor Company, Inc. v. Philip Oldridge, et al., Case No. 5:22-cv-00252 in the United States District Court for the Central District of California. The complaint names the Company and the following affiliated entities, officers, or directors: Phillip Oldridge, Envirotech Electric Vehicles Inc., Envirotech Drive Systems Incorporated US, Envirotech Drive Systems Incorporated Canada, Sue Emry, David Oldridge, S&P Financial and Corporate Services, Inc. GreenPower also named the Philip Oldridge Trust and a purported entity called EVT Motors, Inc., but has since dismissed those parties. The complaint alleges (i) RICO violations, (ii) conspiracy to commit RICO violations, (iii) breach of fiduciary duties, (iv) breach of an employment contract, (v) conversion of GreenPower property, (vi) violation of the Defend Trade Secrets Act, and (vii) violations of California’s Business and Profession Code. The complaint seeks an undisclosed amount of compensatory and punitive damages, injunctive relief to prevent the alleged anti-Competitive behavior, restitution for harm, an award of treble damages, and associate fees and costs. The complaint’s allegations are centered around the same assertions in the pending Canadian litigation.
The Company has been served and its response to the Complaint is due May 10, 2022. We believe that the lawsuit is without merit and intend to vigorously defend the action.
On August 23, 2018, a purported class action lawsuit captioned M.D. Ariful Mollik v. ADOMANI, Inc. et al., Case No. RIC 1817493, was filed in the Superior Court of the State of California for the County of Riverside against us, certain of our executive officers, Edward R. Monfort, the former Chief Technology Officer and a former director of ADOMANI, Inc., and the two underwriters of our offering of common stock under Regulation A in June 2017. This complaint alleges that documents related to our offering of common stock under Regulation A in June 2017 contained materially false and misleading statements and that all defendants violated Section 12(a)(2) of the Securities Act, and that we and the individual defendants violated Section 15 of the Securities Act, in connection therewith. The plaintiff seeks on behalf of himself and all class members: (i) certification of a class under California substantive law and procedure; (ii) compensatory damages and interest in an amount to be proven at trial; (iii) reasonable costs and expenses incurred in this action, including counsel fees and expert fees; (iv) awarding of rescission or rescissionary damages; and (v) equitable relief at the discretion of the court. Plaintiff’s counsel has subsequently filed a first amended complaint, a second amended complaint, a third amended complaint, and a fourth amended complaint. Plaintiff Mollik was replaced by putative class representatives Alan K. Brooks and Electric Drivetrains, LLC. Alan K. Brooks was subsequently dropped as a putative class representative. On October 27, 2020, we answered the fourth amended complaint, generally denying the allegations and asserting affirmative defenses. On November 5, 2019, Network 1 and Boustead Securities (together the “Underwriters”) filed a cross-complaint against the Company seeking indemnification under the terms of the underwriting agreement the Company and the Underwriters entered for the Company’s initial public offering (the “Underwriting Agreement”). On December 10, 2019, the Company filed its answer to the Underwriters’ cross-complaint, generally denying the allegations and asserting affirmative defenses. Also on this date, the Company filed a cross-complaint against the Underwriters seeking indemnification under the terms of the Underwriting Agreement. On January 14, 2020, Mr. Monfort filed a cross-complaint against the Underwriters seeking indemnification under the terms of the Underwriting Agreement. On January 15, 2020, Mr. Monfort filed a cross-complaint against the Company seeking indemnification under the terms of the Company’s Amended and Restated Bylaws and Section 145 of the Delaware General Corporation Law. On February 18, 2020, we filed an answer to Mr. Monfort’s cross-complaint, generally denying the allegations and asserting affirmative defenses.
On March 2, 2021, Electric Drivetrains filed its motion for class certification. On March 17, 2021, the court held a case management conference. At the case management conference, the court set a tentative schedule for class discovery and briefing on the motion for class certification. On June 2, 2021, Electric Drivetrains and ADOMANI filed a stipulation extending the deadline for class certification discovery proposing the following deadlines: close of class discovery on September 28, 2021; defendants’ opposition to the motion for class certification due on October 28, 2021; plaintiff’s reply in support of its motion due on November 29, 2021; a case management conference on December 13, 2021 to set a date for hearing on the merits of the motion for class certification. Electric Drivetrains settled its claims against Mr. Monfort. The Underwriters have reached settlements with Electric Drivetrains on the primary claims in this matter. All defendants are maintaining their cross claims against each other. On July 13, 2021, Electric Drivetrains’ counsel moved to be relieved as counsel and on August 23, 2021, the court granted this motion. Also on August 23, 2021, the Clerk of Court issued an order to show cause why the complaint should not be stricken and matter dismissed for failure to retain new counsel to Electric Drivetrains. On October 28, 2021, Electric Drivetrains filed a substitution of attorney, substituting J. Ryan Gustafson of Good Gustafson Aumais LLP as its new counsel. On December 10, 2021, the Court vacated the order to show cause. On January 20, 2022, Mr. Monfort dismissed his cross-complaint for indemnification against the Company. On March 28, 2022, Electric Drivetains forwarded its proposed Fifth Amended Complaint, in which it: i) drops certain class allegations; ii) adds certain state law claims (various violations of California Corporations Code), aider and abettor liability, and negligent misrepresentation, but leaves the remaining claims against defendants intact. Electric Drivetrains LLC has until April 11, 2022 to determine whether it will stipulate to the filing of the amended complaint. A status conference is scheduled for June 16, 2022. We believe that the lawsuit is without merit and intend to vigorously defend the action.
On January 20, 2022, Mr. Monfort dismissed his cross-complaint for indemnification against the Company in the Mollik action. On April 8, 2022, the Company and Boustead Securities, LLC (“Boustead”) settled their respective cross-claims against each other in both the Mollik action and Brooks action (see below) in exchange for the Company paying fifty thousand dollars ($50,000) in cash and $125,000 (one hundred twenty five thousand dollars) in stock and mutual releases between parties. There are no longer any cross claims pending in the Mollik action.
On June 19, 2019, Alan K. Brooks, an ADOMANI investor, filed a complaint, captioned Alan K. Brooks v. ADOMANI, Inc., et al., Case No. 1-CV-349153 in the Superior Court of California for the County of Santa Clara, against the Company, certain of the Company’s executive officers and directors, two of the underwriters of the
 Company’s offering of common stock under Regulation A in June 2017, and certain of the underwriters’ personnel, among others. The complaint alleges that the Company and other defendants breached the terms of an agreement between Mr. Brooks and the Company by refusing to release

1,320,359
shares of ADOMANI, Inc. stock to Mr. Brooks. Mr. Brooks seeks damages of $
13,500,000.00

plus interest and attorney’s fees. On September 20, 2019
, Mr. Brooks filed his first amended complaint (“FAC”) reasserting his breach of contract claim and alleging five additional claims for (i) violations of Cal. Corp. Code Section 25401
, (ii) fraud, (iii) negligent misrepresentation, (iv) elder abuse, and (v) unfair competition. We answered the FAC on November 12, 2019
, generally denying the allegations in the FAC and asserting affirmative defenses. Fact discovery in this matter remains ongoing. On August 10, 2021
, we filed a motion for summary judgement and dismissal of plaintiff’s FAC. The parties participated in two days of mediation with Mark LeHocky. Mr. LeHocky provided the parties with a mediator’s proposal. Both parties accepted the proposal and reduced the proposal to a written settlement agreement. Pursuant to the settlement agreement, the Company has agreed to pay plaintiffs $197,500 in cash and $197,500 in shares of common stock. In addition, the Company’s insurance carrier has agreed to pay plaintiffs $170,000.
On January 14, 2022, the parties filed a joint motion for an order approving the fairness of the terms of the settlement agreement. On March 7, 2022, the Court issued an Order approving the settlement and the parties are in the process of effectuating its terms. On April 5, 2022, the Company and Boustead resolved Boustead’s cross claim for indemnification in the Brooks action. This settlement is still subject to court approval. There are no further claims pending in the Brooks action and, if and when the Court approves the settlement, it should b
e dismissed.
On February 3, 2020, the Company acquired substantially all the assets of Ebus in a foreclosure sale through a credit bid in the amount of
$582,000,
representing the amount then owed by Ebus to the Company evidenced by a secured promissory note. Following the Company’s successful credit bid at the foreclosure sale, Ebus’s obligations under the note were extinguished and the Company was entitled to take possession of substantially all of the assets of Ebus. While the Company was able to take possession of some of the assets, Ebus prevented the Company from taking possession of all of the assets purchased at the foreclosure sale. As a result, on April 13, 2020, the Company filed a complaint captioned ADOMANI, Inc. v. Ebus, Inc., et al., in the Superior Court of California for the County of Los Angeles, Case No. 20ST CV 14275, against Ebus and certain of its insiders and affiliates seeking to recover the remainder of the assets and related damages. On January 14, 2021, a cross- complaint was filed against the Company by Ebus, Inc. and Anders B. Eklov for Unjust Enrichment and Conversion of Domain Name, seeking monetary damages and injunctive relief. A settlement agreement was entered into on March 15, 2022
.

ADOMANI, INC. [Member]
Contingencies
12. Contingencies
On August 2, 2018, Edward R. Monfort, our former Chief Technology Officer and former director, filed a complaint, captioned
Edward R. Monfort v. ADOMANI, Inc., et al.
, Case No.: 18CV332757, in the Superior Court of the State of California for the County of Santa Clara, against us and certain of our executive officers, alleging that we and the other defendants (i) breached the terms of certain common stock subscription agreements to which Mr. Monfort is a party, (ii) fraudulently deprived Mr. Monfort of certain purported equity in the Company and (iii) fraudulently induced Mr. Monfort to execute a release of claims in connection with his June 2016 employment agreement. Mr. Monfort sought unspecified monetary damages, declaratory relief regarding the extent of his equity ownership in the Company and other relief. On August 24, 2018, we filed a notice of removal pursuant to which we removed the case to the United States District Court for the Northern District of California. On September 24, 2018, Mr. Monfort filed a motion for remand, seeking to remand the proceeding from the United States District Court for the Northern District of California back to the Superior Court of the State of California for the County of Santa Clara. On January 8, 2019, the United States District Court for the Northern District of California denied the motion for remand. On February 7, 2019, we answered Mr. Monfort’s complaint and filed counterclaims against Mr. Monfort alleging counterclaims for: (i) breach of contract; (ii) declaratory judgment; (iii) breach of fiduciary duty; (iv) wrongful dilution; and (v) conversion. On September 12, 2019, we filed a motion for summary judgment, asking the court to dismiss all of Mr. Monfort’s claims. On November 25, 2019, the court granted the motion and dismissed all of Mr. Monfort’s claims with prejudice. Following the court’s ruling, the parties engaged in settlement negotiations regarding, among other things, the Company’s counterclaims and Mr. Monfort’s appeal rights. The parties reduced their agreement to writing in a Settlement Agreement and Release. This document, executed by all parties and the Company’s litigation insurer, StarStone Specialty Insurance Company, became effective on February 4, 2020. The parties agreed, among other things, to the following: (i) Mr. Monfort abandoned all appeal rights; (ii) Mr. Monfort’s options to purchase Company stock were terminated; (iii) Mr. Monfort will divest himself of all Company common stock that he, his family, his affiliates, or his businesses own over the ten-week
period following the effective date of the Settlement Agreement and Release; (iv) the Company abandoned its counterclaims; and (v) the parties released each other from any and all claims, known or unknown, that existed as of the date of the
Settlement Agreement and Release. Neither Mr. Monfort nor any defendant in this action took any financial compensation to settle this matter. On February 5, 2020, consistent with the parties’ stipulation, the court dismissed the Company’s counterclaims with prejudice. This matter is now closed.
On August 23, 2018, a purported class action lawsuit captioned
 M.D. Ariful Mollik v. ADOMANI, Inc. et al.
, Case No. RIC 1817493, was filed in the Superior Court of the State of California for the County of Riverside against us, certain of our executive officers, Mr. Monfort, and the two underwriters of our offering of common stock under Regulation A in June 2017. This complaint alleges that documents related to our offering of common stock under Regulation A in June 2017 contained materially false and misleading statements and that all defendants violated Section 12(a)(2) of the Securities Act, and that we and the individual defendants violated Section 15 of the Securities Act, in connection therewith. The plaintiff seeks on behalf of himself and all class members: (i) certification of a class under California substantive law and procedure; (ii) compensatory damages and interest in an amount to be proven at trial; (iii) reasonable costs and expenses incurred in this action, including counsel fees and expert fees; (iv) awarding of rescission or rescissionary damages; and (v) equitable relief at the discretion of the Court. Plaintiff’s counsel has subsequently filed a first amended complaint, a second amended complaint, a third amended complaint, and a fourth amended complaint. Plaintiff Mollik was replaced by putative class representatives Alan K. Brooks and Electric Drivetrains, LLC. Alan K. Brooks was subsequently dropped as a putative class representative. On October 27, 2020, we answered the fourth amended complaint, generally denying the allegations and asserting affirmative defenses. On November 5, 2019, Network 1 and Boustead Securities (together the “Underwriters”) filed a cross-complaint against the Company seeking indemnification under the terms of the underwriting agreement the Company and the Underwriters entered for the Company’s initial public offering (the “Underwriting Agreement”). On December 10, 2019, the Company filed its answer to the Underwriters’ cross-complaint, generally denying the allegations and asserting affirmative defenses. Also on this date, the Company filed a cross-complaint against the Underwriters seeking indemnification under the terms of the Underwriting Agreement. On January 14, 2020, Mr. Monfort filed a cross-complaint against the Underwriters seeking indemnification under the terms of the Underwriting Agreement. On January 15, 2020, Mr. Monfort filed a cross-complaint against the Company seeking indemnification under the terms of the Company’s Amended and Restated Bylaws and Section 145 of the Delaware General Corporation Law. On February 18, 2020, we filed an answer to Mr. Monfort’s cross-complaint, generally denying the allegations and asserting affirmative defenses. We believe that the purported class action lawsuit is without merit and intend to vigorously defend the action.
On October 25, 2019, we answered the third amended complaint, generally denying the allegations and asserting affirmative defenses. On November 5, 2019, Network 1 and Boustead Securities (together the “Underwriters”) filed a cross-complaint against the Company seeking indemnification under the terms of the underwriting agreement the Company and the Underwriters entered for the Company’s initial public offering (the “Underwriting Agreement”). On December 10, 2019, the Company filed its answer to the Underwriters’ cross-complaint, generally denying the allegations and asserting affirmative defenses. Also on this date, the Company filed a cross-complaint against the Underwriters seeking indemnification under the terms of the Underwriting Agreement. On January 14, 2020, Mr. Monfort filed a cross-complaint against the Underwriters seeking indemnification under the terms of the Underwriting Agreement. On January 15, 2020, Mr. Monfort filed a cross-complaint against the Company seeking indemnification under the terms of the Company’s Amended and Restated Bylaws and Section 145 of the Delaware General Corporation Law. On February 18, 2020, we filed an answer to Mr. Monfort’s cross-complaint, generally denying the allegations and asserting affirmative defenses.
On April 6, 2020, the Company Defendants, Mr. Monfort, and Plaintiff Electric Drivetrains engaged in mediation. The Underwriters declined to participate in the mediation. The mediation did not result in settlement. On April 16, 2020, Electric Drivetrains requested that defendants stipulate to Electric Drivetrains’ filing a fourth amended complaint. Defendants declined to stipulate to the fourth amended complaint, leading Electric Drivetrains to file a motion to amend the complaint. On August 12, 2020, the court denied Plaintiff’s motion to amend the complaint without prejudice and continued the status conference that was to be held on this date. On August 24, 2020, Plaintiff filed a renewed motion to amend the complaint. On September 23, 2020, the court granted Plaintiff’s motion to amend the complaint, and on September 30, 2020, Plaintiff filed the fourth amended complaint (“FAC”). On October 26, 2020, the Underwriters filed their answer to the FAC, and on October 27, 2020, the Company Defendants and Mr. Monfort filed their respective answers to the FAC. We believe that the lawsuit is without merit and intend to vigorously defend the action.
On June 19, 2019, Alan K. Brooks, an ADOMANI investor, filed a complaint, captioned
 Alan K. Brooks v. ADOMANI, Inc., et al.
, Case No.
1-CV-349153
in the Superior Court of California for the County of Santa Clara, against the Company, certain of the Company’s executive officers and directors, two of the underwriters of the Company’s offering of common stock under Regulation A in June 2017, and certain of the underwriters’ personnel, among others. The complaint alleges that the Company and other defendants breached the terms of an agreement between Mr. Brooks and the Company by refusing to release 1,320,359 shares of ADOMANI, Inc. stock to Mr. Brooks. Mr. Brooks seeks damages of $13,500,000.00 plus interest and attorney’s fees. On September 20, 2019, Mr. Brooks filed his first amended complaint (“FAC”) reasserting his breach of contract claim and alleging five additional claims for (i) violations of Cal. Corp. Code Section 25401, (ii) fraud, (iii) negligent misrepresentation, (iv) elder abuse, and (v) unfair competition. We answered the FAC on November 12, 2019, generally denying the allegations in the FAC and asserting affirmative defenses. A trial setting conference is scheduled in this matter for March 9, 2021. We believe that the lawsuit is without merit and intend to vigorously defend the action.
On April 13, 2020, the Company filed a complaint against Ebus, Inc., Anders B. Eklov and Carol J. Eklov, Case No. 20ST-CV14275, in the Superior Court of California for the County of Los Angeles seeking to recover the remainder of the assets acquired by the Company through a credit bid in the amount of $582,000 at a foreclosure sale initiated by the Company following Ebus’s default in its obligations to the Company under a related promissory note. The complaint, among other things, seeks possession of the remainder of the assets and alleges that Ebus and the other defendants improperly converted or used certain of the assets. The Company continues to vigorously pursue such action and continues to evaluate several paths to obtaining the remaining assets that were purchased from Ebus at the foreclosure sale. On January 14, 2021, a cross-complaint was filed against the Company by Ebus, Inc. and Anders B. Eklov for unjust enrichment and conversion of domain name, seeking monetary damages and injunctive relief. The Company intends to pursue its claims set forth in the complaint and defend the claims set forth in the cross-complaint.